Shareholder Report, Holdings (Details) - C000003889 [Member]	Dec. 31, 2024 [1]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Automotive [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Oil And Gas Production And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Transportation And Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Diversified Holding Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Capital Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Energy Refining And Marketing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Non U S Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Consumer Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.30%
CHILE
Holdings [Line Items]
Percent of Net Asset Value	3.60%
GERMANY
Holdings [Line Items]
Percent of Net Asset Value	12.30%
UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.60%
IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.30%
ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.10%
JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.30%
CAYMAN ISLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.20%
SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	5.10%
UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%

[1]	(% of Net Assets)